Geographic Information (Tables)	12 Months Ended
Dec. 31, 2015
Geographic Information [Abstract]
Schedule Of Lease Revenue By Segment

The following table presents (i) the percentage of lease revenue attributable to individual countries representing at least 10% of our total lease revenue in any year; and (ii) the percentage of lease revenue attributable to the Netherlands, our country of domicile, based on each lessee’s principal place of business, for the years ended December 31, 2015, 2014 and 2013:

	Year Ended December 31,
	2015		2014		2013
	Amount	%	Amount	%	Amount	%
China (a)	$656,809	13.2%	$427,737	12.4%	$78,000	8.0%
United States of America	538,686	10.8%	378,693	11.0%	169,282	17.3%
The Netherlands	98,213	2.0%	62,589	1.8%	—	—%
Other countries (b)	3,697,843	74.0%	2,580,552	74.8%	728,865	74.7%
Total	$4,991,551	100.0%	$3,449,571	100.0%	$976,147	100.0%

(a)	Includes Mainland China, Hong Kong and Macau.
(b)	No individual country within this category accounts for more than 10% of our lease revenue.

Schedule Of Long-Lived Assets By Segment

The following table presents (i) the percentage of long-lived assets, including flight equipment held for operating leases, flight equipment held for sale, net investment in finance and sales-type leases and maintenance rights intangible assets, attributable to individual countries representing at least 10% of our total long-lived assets in any year; and (ii) the percentage of long-lived assets attributable to the Netherlands, our country of domicile, based on each aircraft’s habitual base, as of December 31, 2015 and 2014:

	As of December 31,
	2015		2014
	Amount	%	Amount	%
China (a)	$5,143,237	14.5%	$4,849,906	13.5%
United States of America	4,528,441	12.8%	4,448,758	12.4%
The Netherlands	824,398	2.3%	663,399	1.9%
Other countries (b)	25,002,304	70.4%	25,880,773	72.2%
Total (c)	$35,498,380	100.0%	$35,842,836	100.0%

(a)	Includes Mainland China, Hong Kong and Macau.
(b)	No individual country within this category accounts for more than 10% of our long-lived assets.
(c)	Excludes AeroTurbine long-lived assets of $225.0 million and $207.1 million as of December 31, 2015 and 2014, respectively.